COVID-19	12 Months Ended
Dec. 31, 2022
Unusual or Infrequent Items, or Both [Abstract]
COVID-19

Note 37	COVID-19
While the unfavourable effects of the COVID-19 pandemic on our financial and operating performance moderated in 2022, it is difficult to estimate the impacts that the COVID-19 pandemic could have in the future on our business and financial results due to uncertainties relating to the severity and duration of the COVID-19 pandemic and possible further resurgences in the number of COVID-19 cases, including as a result of the potential emergence of other variants, and various potential outcomes. Our business and financial results could again, in future periods, become more significantly and negatively impacted by the COVID-19 pandemic, including, among others, as a result of associated global supply chain challenges adversely affecting our wireless and wireline product revenues.